Consolidated Balance Sheets - USD ($)	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Current Assets:
Cash	$ 1,054	$ 7,720	$ 525,720
Accounts receivable	995	4,550	2,224
Prepaid expenses and other assets			2,828
Total Current Assets	2,049	12,270	530,772
Property & equipment, net	3,766	5,178	7,987
Software license	255,000	255,000	25,000
Available for sale securities	32,500	32,500
Equity investment in MHB, Inc., net of impairment of $1,846,515	1,049,475	1,049,475
Deposit	1,500		12,502
Total Assets	1,344,290	1,354,423	576,261
Current Liabilities:
Accounts payable	237,076	123,676	21,133
Accrued expenses	133,092	51,274	54,070
Due to a related party			1,320
Notes payable	186,717	200,000
Convertible notes payable, net of discount of $122,084	401,595	152,966
Total Current Liabilities	958,480	527,916	76,523
Total Liabilities	958,480	527,916	76,523
Stockholders' Equity:
Preferred stock, $0.001 par value, 5,000,000 shares authorized,no shares issued
Common stock, $0.001 par value, 2,000,000,000 shares authorized, 3,194,368, 1,058,802 and 552,188 shares issued and outstanding, respectively	3,194	1,059	552
Additional paid-in capital	7,848,842	6,442,134	2,258,016
Accumulated deficit	(7,466,226)	(5,616,686)	(1,758,830)
Total Stockholders' Equity	385,810	826,507	499,738
Total Liabilities and Stockholders' Equity	$ 1,344,290	$ 1,354,423	$ 576,261